INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
INCOME TAXES
Schedule of Components of net deferred tax assets
	March 31, 2022	March 31, 2021
Deferred tax assets:
Net operating loss	$319,880	$172,915
Less: Valuation allowance	(319,880)	(172,915)
Net deferred tax assets	$-	$-